Stock Plans, Share-Based Payments and Warrants - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Price Volatility	114.63%	121.90%
Risk-Free Interest Rates	1.81%	1.60%
Expected Life (in years)	5 years 9 months 29 days	6 years 1 month 24 days
Expected Dividend Yield	0.00%	0.00%